Stock-based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Options that exercised after the Merger from Cara				17,665
Forfeitures of assumed Cara options after the Merger				375
Aggregate intrinsic value of options exercised		$ 0.1	$ 0.0	$ 0.1
Options granted		397,940	0	397,940	3,352	25,000
Weighted-average grant-date fair value of options granted		$ 11.14		$ 11.14	$ 4.62	$ 0.62	$ 0.52
Total unrecognized compensation cost of options		$ 4.6		$ 4.6		$ 0.3
Unrecognized compensation cost, options weighted-average period of recognition				3 years 3 months 10 days		1 year 4 months 17 days
Subsequent Event
Stock-based Compensation
Forfeitures of assumed Cara options after the Merger	82,918
Maximum
Stock-based Compensation
Aggregate intrinsic value of options exercised					$ 0.1	$ 0.1	$ 0.1